Private Placement (Details Narrative)	Nov. 24, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of stock	$ 100
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares issued | shares	292,250
Share price | $ / shares	$ 10.00
Proceeds from sale of stock	$ 2,922,500